Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Text Block [Abstract]
Credit Facility

Note 7. Credit Facility

On September 29, 2014, the Company established a line of credit in the amount of up to $0.1 million. The line of credit bears a fixed interest rate of 6.0% per annum simple interest. The line of credit has a two-year repayment term, with prepayment at the Company’s option with no penalty. The line of credit shall be payable out of cash received in the Company’s accounts receivable following their commencement of commercial sales.

In October, 2014, the Company drew down the full amount of $0.1 million provided for by the line of credit. During the three months ended March 31, 2015, the Company repaid the outstanding amounts borrowed under the line of credit.

Note 9. Line of Credit

On September 29, 2014, the Company established a line of credit in the amount of up to $0.1 million. The line of credit bears a fixed interest rate of 6.0% per annum simple interest. The line of credit has a two-year repayment term, with prepayment at the Company’s option with no penalty. The line of credit shall be payable out of cash received in the Company’s accounts receivable following the commencement of commercial sales.

In October, 2014, the Company drew down the full amount of $0.1 million provided for by the line of credit.